Risk Report - Asset Quality (Tables)	12 Months Ended
Dec. 31, 2025
Asset Quality [Abstract]
Overview of financial assets subject to impairment	Overview of financial assets subject to impairment

	Dec 31, 2025					Dec 31, 2024
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost¹
Gross carrying amount	727,810	53,383	14,874	615	796,683	681,147	63,836	15,214	609	760,807
Allowance for credit losses²	421	888	4,600	247	6,156	438	736	4,412	213	5,799
of which Loans
Gross carrying amount	416,848	52,092	14,720	610	484,270	417,456	56,540	14,974	609	489,579
Allowance for credit losses²	409	881	4,513	247	6,049	411	718	4,326	213	5,668

Fair value through OCI
Fair value	43,030	466	147	—	43,644	36,828	5,176	86	—	42,090
Allowance for credit losses	12	22	14	—	48	12	16	10	—	38

Off-balance sheet
Notional amount	321,740	26,678	2,724	21	351,164	313,625	25,983	2,225	7	341,840
Allowance for credit losses³	98	96	196	2	393	106	82	173	—	361
[1] Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets
[2] Allowance for credit losses do not include allowance for country risk amounting to € 7 million as of December 31, 2025 and € 14 million as of December 31, 2024
[3] Allowance for credit losses do not include allowance for country risk amounting to € 12 million as of December 31, 2025 and € 2 million as of December 31, 2024

Financial Assets at amortized cost - Development of exposures	Development of exposures in the current reporting period

	Dec 31, 2025
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	681,147	63,836	15,214	609	760,807
Movements in financial assets including new business and credit extensions	94,185	1,095	1,549	170	96,999
Transfers due to changes in creditworthiness	4,569	(6,011)	1,442	—	—
Changes due to modifications that did not result in derecognition	—	3	(34)	—	(31)
Changes in models	N/M	N/M	N/M	N/M	N/M
Financial assets that have been derecognized during the period	(25,550)	(3,197)	(2,697)	(167)	(31,611)
Recovery of written off amounts	—	—	164	—	164
Foreign exchange and other changes	(26,540)	(2,344)	(764)	3	(29,645)
Balance, end of reporting period	727,810	53,383	14,874	615	796,683
N/M – Not meaningful
Development of exposures in the previous reporting period

	Dec 31, 2024
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	692,091	55,704	12,799	806	761,400
Movements in financial assets including new business and credit extensions	73,483	934	2,151	(33)	76,536
Transfers due to changes in creditworthiness	(11,473)	9,079	2,394	N/M	—
Changes due to modifications that did not result in derecognition	—	9	(55)	—	(46)
Changes in models	N/M	N/M	N/M	N/M	N/M
Financial assets that have been derecognized during the period	(86,710)	(2,906)	(2,598)	(180)	(92,394)
Recovery of written off amounts	—	—	157	—	157
Foreign exchange and other changes	13,756	1,016	367	16	15,154
Balance, end of reporting period	681,147	63,836	15,214	609	760,807
N/M – Not meaningful

Financial Assets at amortized cost - Development of allowance for credit losses	Development of allowance for credit losses in the current reporting period

	Dec 31, 2025
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	438	736	4,412	213	5,799
Movements in financial assets including new business and credit extensions	(90)	178	1,663	9	1,760
Transfers due to changes in creditworthiness	119	(85)	(35)	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models[5]	(63)	91	(155)	—	(127)
Financial assets that have been derecognized during the period³	—	—	(1,002)	—	(1,002)
Recovery of written off amounts	—	—	164	—	164
Foreign exchange and other changes	18	(33)	(447)	25	(437)
Balance, end of reporting period	421	888	4,600	247	6,156
Provision for Credit Losses excluding country risk¹	(34)	185	1,473	9	1,633
N/M – Not meaningful
[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2]  Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of December 31, 2025
[3] This position represents charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 74 million in 2025 and € — million in 2024
[5] Changes in models primarily reflect LGD model update and changes to the SICR model
Development of allowance for credit losses in the previous reporting period

	Dec 31, 2024
	Allowance for Credit Losses²
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	447	680	3,960	198	5,285
Movements in financial assets including new business and credit extensions	(150)	194	1,814	3	1,861
Transfers due to changes in creditworthiness	128	(128)	—	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(2)	(7)	—	—	(9)
Financial assets that have been derecognized during the period³	—	—	(1,229)	—	(1,229)
Recovery of written off amounts	—	—	157	—	157
Foreign exchange and other changes	15	(3)	(290)	11	(267)
Balance, end of reporting period	438	736	4,412	213	5,799
Provision for Credit Losses excluding country risk¹	(24)	59	1,814	3	1,852
N/M – Not meaningful
1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[2] Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
3 This position represents charge offs of allowance for credit losses
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € — million in 2024 and € — million in 2023

Financial Assets at amortized cost by business division	Financial assets at amortized cost by business division

	Dec 31, 2025
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	121,313	13,065	2,700	16	137,094	61	109	1,027	(2)	1,196
Investment Bank	185,796	10,843	4,418	561	201,618	168	252	794	238	1,453
Private Bank	215,857	28,216	7,161	39	251,272	187	507	2,678	10	3,382
Asset Management	1,374	3	—	—	1,377	—	—	—	—	—
Corporate & Other	203,470	1,256	596	—	205,322	5	20	101	—	126
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156
[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other

	Dec 31, 2024
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	115,541	12,770	3,015	—	131,326	86	121	1,006	—	1,212
Investment Bank	179,230	12,380	3,462	609	195,682	138	112	714	213	1,176
Private Bank	224,098	30,564	7,864	—	262,526	205	489	2,583	—	3,277
Asset Management	1,213	11	—	—	1,224	—	—	—	—	—
Corporate & Other	161,066	8,111	873	—	170,050	9	14	110	—	133
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799
[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other

Financial Assets at amortized cost by industry sector	Financial assets at amortized cost by industry sector
The below table provides an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard
European industry classification system.

	Dec 31, 2025
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	323	55	11	1	390	—	1	5	—	7
Mining and quarrying	1,661	274	29	—	1,964	2	4	13	—	19
Manufacturing	21,660	3,849	1,252	21	26,782	24	42	540	5	610
Electricity, gas, steam and air conditioning supply	4,103	598	155	—	4,856	4	4	73	—	81
Water supply, sewerage, waste management and remediation activities	537	129	9	—	675	1	1	5	—	6
Construction	4,064	683	208	52	5,008	5	11	70	30	116
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,514	2,375	981	21	21,891	17	30	457	—	504
Transport and storage	4,621	392	274	22	5,309	4	5	78	—	86
Accommodation and food service activities	2,489	1,008	61	1	3,559	4	10	27	—	41
Information and communication	8,102	712	494	—	9,308	10	10	99	—	120
Financial and insurance activities	373,938	8,435	1,879	142	384,394	93	110	523	59	785
Real estate activities	32,736	8,998	3,868	143	45,745	45	176	542	80	843
Professional, scientific and technical activities	8,970	1,043	255	4	10,272	8	19	109	1	137
Administrative and support service activities	6,157	998	136	7	7,298	6	10	44	3	62
Public administration and defense, compulsory social security	38,099	837	505	—	39,442	3	2	23	—	28
Education	169	74	8	—	251	—	1	2	—	3
Human health services and social work activities	3,195	588	133	1	3,917	4	10	23	—	37
Arts, entertainment and recreation	714	104	36	—	854	1	3	6	—	10
Other service activities	19,290	1,358	374	160	21,182	12	8	155	57	233
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	170,423	20,868	4,207	39	195,538	178	432	1,804	12	2,426
Activities of extraterritorial organizations and bodies	8,045	4	—	—	8,048	—	—	—	—	—
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156

	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	360	55	12	—	427	—	1	5	—	6
Mining and quarrying	1,687	234	4	—	1,926	3	5	3	—	11
Manufacturing	21,327	4,382	1,303	32	27,044	23	39	534	2	597
Electricity, gas, steam and air conditioning supply	3,898	407	210	—	4,515	6	8	77	—	92
Water supply, sewerage, waste management and remediation activities	527	63	5	—	595	1	1	3	—	4
Construction	3,643	713	207	45	4,609	5	8	81	13	106
Wholesale and retail trade, repair of motor vehicles and motorcycles	18,487	2,453	709	23	21,672	16	26	334	3	378
Transport and storage	4,145	829	259	24	5,257	4	4	45	—	53
Accommodation and food service activities	2,224	386	63	—	2,673	3	5	25	—	32
Information and communication	8,220	977	212	—	9,409	11	14	55	—	79
Financial and insurance activities	344,869	15,962	2,213	133	363,176	130	110	580	50	870
Real estate activities	35,812	10,860	3,604	173	50,448	18	48	512	88	666
Professional, scientific and technical activities	5,279	861	223	1	6,364	4	10	89	1	104
Administrative and support service activities	7,864	1,265	117	24	9,269	8	6	39	8	61
Public administration and defense, compulsory social security	23,217	1,018	641	—	24,876	10	3	31	—	44
Education	251	38	7	—	295	—	—	2	—	3
Human health services and social work activities	3,695	453	115	—	4,264	4	10	15	—	29
Arts, entertainment and recreation	716	95	11	—	822	—	1	4	—	6
Other service activities	16,190	810	419	113	17,532	13	6	144	30	193
Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use	178,025	21,971	4,879	42	204,917	180	431	1,835	18	2,464
Activities of extraterritorial organizations and bodies	711	5	—	—	716	—	—	—	—	—
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

Financial Assets at amortized cost by region	Financial assets at amortized cost by region

	Dec 31, 2025
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	272,360	23,872	4,908	16	301,156	160	426	2,324	(7)	2,903
Western Europe (excluding Germany)	177,613	13,040	3,152	351	194,157	122	247	1,103	192	1,664
Eastern Europe	11,864	934	97	—	12,895	2	6	43	—	51
North America	177,465	10,859	5,303	71	193,697	89	180	792	15	1,077
Central and South America	5,351	597	73	—	6,020	3	4	2	—	9
Asia/Pacific	68,050	2,767	708	73	71,599	34	17	199	1	252
Africa	4,911	1,066	483	—	6,460	4	3	26	—	34
Other	10,196	247	152	104	10,699	7	4	111	45	167
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156

	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	256,977	24,236	4,579	—	285,792	205	447	2,181	(2)	2,831
Western Europe (excluding Germany)	158,729	13,601	3,525	321	176,177	117	186	1,114	154	1,572
Eastern Europe	8,996	804	205	—	10,004	4	12	38	—	54
North America	178,548	15,549	4,888	62	199,047	51	70	619	11	752
Central and South America	5,445	459	73	—	5,978	4	2	19	—	25
Asia/Pacific	61,195	8,423	979	114	70,711	41	15	281	(3)	333
Africa	4,159	530	604	—	5,293	10	3	33	—	46
Other	7,098	234	361	113	7,806	6	2	127	52	186
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

Financial Assets at amortized cost by rating class	Financial assets at amortized cost by rating class

	Dec 31, 2025
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	267,161	653	—	—	267,813	2	1	—	—	3
iA	118,048	828	—	10	118,886	10	3	—	—	12
iBBB	179,141	4,125	—	—	183,266	60	10	—	—	70
iBB	143,684	18,896	—	1	162,582	246	208	—	—	454
iB	19,776	21,945	—	—	41,721	100	378	—	—	478
iCCC and below	—	6,937	14,874	604	22,415	3	289	4,600	247	5,138
Total	727,810	53,383	14,874	615	796,683	421	888	4,600	247	6,156

	Dec 31, 2024
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	226,138	7,186	—	—	233,324	2	—	—	—	2
iA	110,279	2,061	—	10	112,351	10	1	—	—	11
iBBB	179,697	7,150	—	—	186,847	54	12	—	—	66
iBB	140,755	20,146	—	—	160,901	246	111	—	—	358
iB	23,090	21,692	—	—	44,782	115	351	—	—	466
iCCC and below	1,188	5,601	15,214	599	22,603	11	260	4,412	213	4,896
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

Collateral held against Financial Assets at amortized in stage 3	Collateral held against financial assets at amortized cost in stage 3

	Dec 31, 2025			Dec 31, 2024
in € m.	Gross Carrying Amount	Collateral	Guarantees	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)[1]	14,874	6,294	1,066	15,214	6,242	1,368
[1] Stage 3 excluding POCI assets

Modified assets at amortized cost	Modified Assets at Amortized Cost

	Dec 31, 2025					Dec 31, 2024
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	56	243	268	—	567	—	726	132	—	858
Net modification gain/losses recognized	—	3	(34)	—	(31)	—	9	(55)	—	(46)

Off-balance sheet - Development of nominal amount	Development of nominal amount in the current reporting period

	Dec 31, 2025
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	313,625	25,983	2,225	7	341,840
Movements including new business	28,461	322	374	14	29,171
Transfers due to changes in creditworthiness	(1,997)	1,719	278	N/M	—
Changes in models	N/M	N/M	N/M	N/M	—
Foreign exchange and other changes	(18,349)	(1,346)	(152)	—	(19,847)
Balance, end of reporting period	321,740	26,678	2,724	21	351,164
of which: Financial guarantees	66,797	11,855	441	—	79,092
N/M – Not meaningful
Development of nominal amount in the previous reporting period

	Dec 31, 2024
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	292,747	23,778	2,282	8	318,814
Movements including new business	14,542	(662)	(25)	—	13,855
Transfers due to changes in creditworthiness	(2,108)	2,215	(107)	N/M	—
Changes in models	N/M	N/M	N/M	N/M	N/M
Foreign exchange and other changes	8,444	652	76	—	9,171
Balance, end of reporting period	313,625	25,983	2,225	7	341,840
of which: Financial guarantees	61,279	11,752	436	—	73,467
N/M – Not meaningful

Off-balance sheet - Development of allowance for credit losses	Development of allowance for credit losses in the current reporting period

	Dec 31, 2025
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	106	82	173	—	361
Movements including new business	(12)	25	38	2	53
Transfers due to changes in creditworthiness	4	(2)	(2)	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	—	(8)	(13)	—	(21)
Balance, end of reporting period	98	96	196	2	393
of which: Financial guarantees	55	47	81	—	184
Provision for Credit Losses excluding country risk[1]	(8)	23	36	2	53
N/M – Not meaningful
[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of December 31, 2025
Development of allowance for credit losses in the previous reporting period

	Dec 31, 2024
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	88	187	—	393
Movements including new business	(22)	3	(19)	—	(38)
Transfers due to changes in creditworthiness	10	(9)	—	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	1	(1)	5	—	6
Balance, end of reporting period	106	82	173	—	361
of which: Financial guarantees	67	49	99	—	214
Provision for Credit Losses excluding country risk[1]	(13)	(6)	(20)	—	(38)
N/M – Not meaningful
[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[2] Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024

Forborne financial assets at amortized cost	Forborne financial assets at amortized cost

	Dec 31, 2025							Dec 31, 2024
	Performing		Non-performing			Total	Performing		Non-performing			Total
in € m.	Stage 1	Stage 2	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 1	Stage 2	Stage 3
German	—	1,975	—	14	1,235	3,224	174	2,248	—	4	1,056	3,481
Non- German	72	5,418	—	6	5,415	10,911	93	7,049	—	16	4,687	11,845
Total	72	7,392	—	20	6,650	14,135	267	9,297	—	20	5,742	15,326

Development of forborne financial assets at amortized cost	Development of forborne financial assets at amortized cost

in € m.	Dec 31, 2025	Dec 31, 2024
Balance beginning of period	15,326	12,464
Classified as forborne during the year	6,767	8,572
Transferred to non-forborne during the year (including repayments)	(6,836)	(6,020)
Charge-offs	(122)	(211)
Exchange rate and other movements	(1,001)	521
Balance end of period	14,135	15,326

Collateral obtained	Collateral Obtained during the reporting period

in € m.	2025	2024
Commercial real estate	47	251
Residential real estate[1]	1	3
Other	—	—
Total collateral obtained during the reporting period	49	254
[1] Carrying amount of foreclosed residential real estate properties amounted to € 19 million as of December 31, 2025 and €17 million as of December 31, 2024